Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Balance Sheets
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	27,087,773	26,984,996	25,554,309
Common Stock, Shares Outstanding	27,087,773	26,984,996	25,554,309